Policyholders' Account in Life Insurance Business (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Life Settlement Contracts, Investment Method, Disclosure Items [Line Items]
Universal life insurance	¥ 1,010,277	¥ 896,539
Investment contracts	340,600	322,580
Other	98,767	82,133
Total	¥ 1,449,644	¥ 1,301,252